Transactions with Related Parties, Summary (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Transactions with Related Parties [Abstract]
Management fees	$ 2,524,500	$ 273,000
Interest expenses	150,833	151,667
Administration fees	600,000	0
Assets [Abstract]
Working capital advances granted - current	1,831,311		$ 1,559,132
Working capital advances granted - non-current	1,104,394		0
Liabilities [Abstract]
Accrued loan interest	555,833		405,000
Voyage commissions & management fees due	198,845		1,941
Pavimar [Member]
Transactions with Related Parties [Abstract]
Management fees	1,782,000	273,000
Assets [Abstract]
Working capital advances granted - current	1,831,311		1,559,132
Working capital advances granted - non-current	1,104,394		0
Liabilities [Abstract]
Management fees due	101,400		0
Thalassa [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expenses	150,833	151,667
Thalassa [Member] | $5.0 Million Term Loan Facility [Member]
Liabilities [Abstract]
Related party debt	5,000,000		5,000,000
Accrued loan interest	555,833		405,000
Thalassa [Member] | $5.0 Million Term Loan Facility [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expenses	150,833	151,667
Castor Ships [Member]
Transactions with Related Parties [Abstract]
Management fees	742,500	0
Sale & purchase commission	2,426,800	0
Liabilities [Abstract]
Voyage commissions & management fees due	97,445		$ 1,941
Castor Ships [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions	364,540	0
Castor Ships [Member] | General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Administration fees	$ 600,000	$ 0